United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Geode Capital Holdings LLC
Address:	53 State Street, 5th Floor
		Boston, MA 02109


13F File Number:	28-10533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa J. Lampert
Title:	Chief Compliance Officer
        Geode Capital Management, LLC
Phone:	617-392-8533
Signature, Place, and Date of Signing:


/s/ Lisa J. Lampert		Boston, MA		January 10, 2004

Report Type (Check only one.):
[  ]		13F HOLDINGS REPORT.

[x ] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


Form 13F File Number	Name
28-10386		Geode Capital Management, LLC
28-10985		Geode Capital Management LP